Jul. 01, 2020
Opus Small Cap Value ETF
Opus Small Cap Value ETF
Opus Small Cap Value ETF (OSCV)
(the “Fund”)

June 15, 2020

Supplement to the Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”),
each dated August 31, 2019, as supplemented

Effective July 1, 2020, the Fund will transfer its primary listing to the Cboe BZX Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. All references in the Fund’s Summary Prospectus, Prospectus, and SAI to the Fund’s shares being listed on the NYSE Arca, Inc. will be hereby changed to refer to the Cboe BZX Exchange, Inc.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.